LEASE OBLIGATIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability associated with lease equipment	€ 627	€ 548
Finance lease obligations	€ 7	€ 12	€ 55
Fianance lease, weighted average remaining lease term	3 years 9 months	1 year 7 days
Fianance lease, weighted average discount rate	3.67%	1.32%
Operating lease, weighted average remaining lease term	2 years 4 months 6 days	2 years 2 months 4 days
Operating lease, weighted average discount rate	4.98%	2.29%
Total rent expenses under operating leases	€ 1,017	€ 912	€ 953
Medical Devices [Member]
Liability associated with lease equipment	10
Vehicles and Other IT Equipment [Member]
Liability associated with lease equipment	€ 617